Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT1-0425
1.9893102.105
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 3.7%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
CAR Group Ltd	225,961	5,630,815
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 3.0%
Aristocrat Leisure Ltd	560,343	26,055,749
TOTAL AUSTRALIA		31,686,564
BELGIUM - 3.7%
Health Care - 3.7%
Pharmaceuticals - 3.7%
UCB SA	164,700	32,155,811
CANADA - 8.3%
Consumer Staples - 3.4%
Consumer Staples Distribution & Retail - 3.4%
Alimentation Couche-Tard Inc	560,100	29,578,336
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
MEG Energy Corp	251,200	4,118,826
Information Technology - 4.4%
Software - 4.4%
Constellation Software Inc/Canada	11,636	38,054,248
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	10,836	1
		38,054,249
TOTAL CANADA		71,751,411
CONGO DEMOCRATIC REPUBLIC OF - 2.3%
Materials - 2.3%
Metals & Mining - 2.3%
Ivanhoe Mine Ltd Class A (a)(c)	1,820,500	19,553,449
FRANCE - 4.1%
Financials - 1.1%
Capital Markets - 1.1%
Amundi SA (d)(e)	140,500	9,911,319
Industrials - 3.0%
Aerospace & Defense - 3.0%
Thales SA	156,600	25,359,513
TOTAL FRANCE		35,270,832
GERMANY - 7.6%
Financials - 2.9%
Insurance - 2.9%
Hannover Rueck SE	93,982	24,793,469
Health Care - 3.2%
Health Care Providers & Services - 3.2%
Fresenius SE & Co KGaA (a)	731,500	28,054,984
Materials - 1.5%
Construction Materials - 1.5%
Heidelberg Materials AG	92,200	13,051,207
TOTAL GERMANY		65,899,660
INDIA - 3.2%
Financials - 2.1%
Banks - 2.1%
Axis Bank Ltd	730,378	8,280,870
HDFC Bank Ltd	480,778	9,416,457
		17,697,327
Industrials - 1.1%
Aerospace & Defense - 1.1%
Hindustan Aeronautics Ltd (e)	216,200	9,784,799
TOTAL INDIA		27,482,126
INDONESIA - 1.9%
Financials - 1.9%
Banks - 1.9%
Bank Central Asia Tbk PT	27,812,287	16,066,599
IRELAND - 2.2%
Industrials - 2.2%
Building Products - 2.2%
Kingspan Group PLC	270,807	18,906,938
ITALY - 3.7%
Financials - 1.0%
Banks - 1.0%
FinecoBank Banca Fineco SpA	438,676	8,368,967
Industrials - 2.7%
Electrical Equipment - 1.4%
Prysmian SpA	174,900	12,218,254
Machinery - 1.3%
Interpump Group SpA	238,800	11,326,267
TOTAL INDUSTRIALS		23,544,521

TOTAL ITALY		31,913,488
JAPAN - 25.3%
Communication Services - 1.2%
Entertainment - 1.2%
Capcom Co Ltd	451,300	10,304,166
Consumer Discretionary - 3.2%
Specialty Retail - 3.2%
Fast Retailing Co Ltd	84,200	27,731,886
Consumer Staples - 0.6%
Personal Care Products - 0.6%
Rohto Pharmaceutical Co Ltd	308,200	5,224,828
Industrials - 17.0%
Electrical Equipment - 2.0%
Fuji Electric Co Ltd	356,500	16,985,429
Machinery - 9.2%
Ebara Corp	699,100	11,515,678
IHI Corp	102,200	6,114,447
Kawasaki Heavy Industries Ltd	279,000	12,601,731
Mitsubishi Heavy Industries Ltd	3,377,100	49,424,693
		79,656,549
Professional Services - 1.4%
BayCurrent Inc	280,100	11,944,007
Trading Companies & Distributors - 4.4%
ITOCHU Corp	834,566	38,426,819
TOTAL INDUSTRIALS		147,012,804

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 1.3%
Keyence Corp	26,024	11,208,766
Semiconductors & Semiconductor Equipment - 2.0%
Renesas Electronics Corp	1,284,800	17,209,228
TOTAL INFORMATION TECHNOLOGY		28,417,994

TOTAL JAPAN		218,691,678
LUXEMBOURG - 3.1%
Financials - 3.1%
Capital Markets - 3.1%
CVC Capital Partners PLC (a)(d)(e)	1,117,100	26,561,519
NETHERLANDS - 3.1%
Industrials - 1.6%
Trading Companies & Distributors - 1.6%
IMCD NV	86,510	13,587,465
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
BE Semiconductor Industries NV	99,600	12,884,632
TOTAL NETHERLANDS		26,472,097
PORTUGAL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Galp Energia SGPS SA	370,200	6,195,730
SPAIN - 3.5%
Financials - 3.5%
Banks - 3.5%
CaixaBank SA	5,021,505	30,396,962
SWEDEN - 11.0%
Financials - 5.2%
Financial Services - 5.2%
Investor AB B Shares	1,569,104	44,761,593
Industrials - 5.8%
Machinery - 5.8%
Atlas Copco AB A Shares	785,700	13,125,725
Indutrade AB	1,354,006	37,416,569
		50,542,294
TOTAL SWEDEN		95,303,887
SWITZERLAND - 4.7%
Financials - 2.2%
Capital Markets - 2.2%
Partners Group Holding AG	12,240	18,721,186
Health Care - 2.5%
Pharmaceuticals - 2.5%
Galderma Group AG (a)	180,700	21,963,755
TOTAL SWITZERLAND		40,684,941
UNITED KINGDOM - 4.5%
Consumer Discretionary - 1.3%
Broadline Retail - 0.4%
B&M European Value Retail SA	973,787	3,913,179
Leisure Products - 0.9%
Games Workshop Group PLC	42,200	7,618,342
TOTAL CONSUMER DISCRETIONARY		11,531,521

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
ConvaTec Group PLC (d)(e)	3,217,600	9,854,071
Industrials - 1.5%
Trading Companies & Distributors - 1.5%
RS GROUP PLC	1,520,200	12,261,248
Real Estate - 0.6%
Specialized REITs - 0.6%
Big Yellow Group PLC (The)	429,000	5,079,808
TOTAL UNITED KINGDOM		38,726,648
UNITED STATES - 0.9%
Industrials - 0.9%
Electrical Equipment - 0.9%
Schneider Electric SE	33,800	8,572,518
TOTAL COMMON STOCKS (Cost $721,844,216)		842,292,858

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	27,428,002	27,433,488
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	14,105,249	14,106,660
TOTAL MONEY MARKET FUNDS (Cost $41,540,148)			41,540,148

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $763,384,364)	883,833,006
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(19,441,534)
NET ASSETS - 100.0%	864,391,472

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,326,909 or 5.4% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $56,111,708 or 6.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,225,309	99,682,226	106,474,047	279,470	-	-	27,433,488	27,428,002	0.0%
Fidelity Securities Lending Cash Central Fund	16,668,160	6,536,580	9,098,080	5,103	-	-	14,106,660	14,105,249	0.1%
Total	50,893,469	106,218,806	115,572,127	284,573	-	-	41,540,148	41,533,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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